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                       SUPPLEMENT DATED FEBRUARY 24, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                      AS AMENDED AND SUPPLEMENTED TO DATE
                                       OF

                             ASIAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Asian Equity Portfolio. Vinod Sethi no longer serves as Portfolio Manager to the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share primary responsibility for managing the assets of the Asian Equity Portfolio. Accordingly, the paragraph "ASIAN EQUITY PORTFOLIO" on page 21 is hereby deleted and replaced with the following:

        ASIAN EQUITY PORTFOLIO -- TIMOTHY JENSEN AND ASHUTOSH SINHA. Timothy Jensen joined the Adviser in 1998. He is a Principal of the Adviser and Morgan Stanley and a senior member of the Adviser's emerging markets group, focusing primarily on the East Asian markets. Prior to joining the Adviser, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined the Adviser in 1995. He is a Vice President of the Adviser and Morgan Stanley and a member of the Adviser's emerging markets group, focusing primarily on the East Asian and Middle Eastern markets. Prior to joining the Adviser, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from IIT, Kanpur with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1998.

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